Fair value measurement of financial instruments	6 Months Ended
Jun. 30, 2022
Fair value measurement of financial instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value

GT shares

During the six months ended June 30, 2022 the Group’s only financial instrument measured at fair value consisted of unlisted equity securities comprising of ordinary and preference shares in GT Apeiron Therapeutics, which were acquired in March 2021 and in relation to which the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income.

Unobservable market data is available to the Group as at June 30, 2022 in the form of a recent arms-length transaction involving equity instruments of the entity in question, and as such the fair value of the Group’s investment was established with reference to that transaction.

Softbank equity facility

The Group entered into an equity facility with SVF II Excel (DE) LLC (“SoftBank”) on April 27, 2021. Pursuant to this agreement, subject to certain conditions, SoftBank agreed to subscribe for up to an additional £216,174,000 in Series D Preferred shares at the Group’s request. The Equity Facility Agreement terminated at the earlier of the one year anniversary of signing or, if shorter, until the consummation of an Initial Public Offering (“IPO”) or a Share Sale as defined in the Company’s Articles. The right to place shares at a pre-agreed price was classified as a derivative financial asset held at fair value through profit and loss (“FVPL”). The instrument also included an embedded derivative relating to foreign exchange volatility between the Subscription Price, which was US Dollar denominated, and the currency of the underlying shares, which are denominated in Sterling. As at June 30, 2021 the derivative financial asset had a fair value of £1,362,000. The Equity Facility was terminated upon consummation of the Group’s IPO on October 05, 2021, leading to a reversal of this income statement gain in the third quarter of 2021.
13.Fair value measurement of financial instruments (continued)

Nature of financial instruments recognised and measured at fair value (continued)

Foreign exchange forward contracts

During the three months ended June 30, 2022 the Group entered into a series of forward contracts of under three months duration whereby a commitment was made to exchange US dollars for a fixed number of pounds Sterling in order to hedge its exposure to foreign exchange. All such transactions were settled during the quarter for a cumulative loss of £11,287,000.

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Gain/(loss) recognised in other comprehensive income	—
Closing balance as at June 30, 2022	2,145

The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at June 30, 2022. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.

Other financial instruments

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.
On June 21, 2022, the Group invested £100,000,000 into a 12-month short term deposit with an F1+ rated UK financial institution. This short term bank deposit accrues interest at a rate of 2.35% and has been classified as a financial asset measured at amortised cost.